Income Taxes Income Tax Benefit (Expense) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 0	$ 0	$ (76)
State	72	57	94
Non-U.S.	321	3	4
Total current expense	393	60	22
Deferred:
Federal	0	0	0
State	0	0	0
Non-U.S.	(181)	0	0
Total deferred expense	(181)	0	0
Total income tax expense	$ 212	$ 60	$ 22